EQUITY - Movement in share capital (Details) $ in Thousands			12 Months Ended
	Feb. 17, 2021 SFr / shares shares	Jan. 21, 2021 item SFr / shares shares	Dec. 31, 2022 USD ($) Y SFr / shares $ / shares shares	Dec. 31, 2022 USD ($) Y SFr / shares $ / shares shares	Dec. 31, 2021 USD ($) Y SFr / shares $ / shares shares	Jan. 07, 2021 $ / shares shares
EQUITY
Ordinary shares of NIS 0.01 par value each, Authorized | shares			25,000,000	25,000,000	25,000,000	25,000,000
Ordinary shares, par value | $ / shares			$ 0.01	$ 0.01	$ 0.01	$ 0.01
Number of Capital Increases | item		2
Number of Ordinary shares issued | shares					3,588,889
Number of treasury shares sold | shares					300,000
Capital Increase				$ 39,316
Issue costs:
Payment to underwriter in cash				$ 1,758
Share options granted to underwriter | shares				1,002,000
Estimated liability for future cash payment to underwriter upon exercise of options by investors				$ 416
Payment in cash to other consultants				380
Total Issue costs				$ 3,556
Movements in Share Options:
First Capital Increase | shares					800,000
Second Capital Increase | shares					1,144,445
Exercise of share options | shares				(171,945)	(38,625)
Balance on December 31, 2021 | shares			1,733,875	1,733,875	1,905,820
Fair value of the options to acquire Units			$ 1,131	$ 1,131	$ 1,021
Increase in fair value of liability				239	$ 566
Share options
EQUITY
Number of Share Options to purchase Ordinary shares granted | shares	1,144,444	800,000
Ratio	1.00%	1.00%
Exercise price | SFr / shares	SFr 11.00	SFr 11.00
Exercise period	24 months	24 months
Capital Increase				7,178
Issue costs:
Payment to underwriter in cash				$ 321
Share options granted to underwriter | shares				183,000
Estimated liability for future cash payment to underwriter upon exercise of options by investors				$ 76
Payment in cash to other consultants				69
Total Issue costs				$ 649
Share options | Black and Scholes model | Expected dividend
Issue costs:
Significant unobservable input			0	0
Share options | Black and Scholes model | Expected volatility of the share price | Minimum
Issue costs:
Significant unobservable input					34.81
Share options | Black and Scholes model | Expected volatility of the share price | Maximum
Issue costs:
Significant unobservable input					35.16
Share options | Black and Scholes model | Risk-free interest rate
Issue costs:
Significant unobservable input					0
Share options | Black and Scholes model | Expected average life of options | Minimum
Issue costs:
Significant unobservable input | Y			0.06	0.06
Share options | Black and Scholes model | Expected average life of options | Maximum
Issue costs:
Significant unobservable input | Y			0.13	0.13
Share options | Monte Carlo model | Expected volatility of the share price | Minimum
Issue costs:
Significant unobservable input			32.59	32.59
Share options | Monte Carlo model | Expected volatility of the share price | Maximum
Issue costs:
Significant unobservable input			38.24	38.24
Share options | Monte Carlo model | Risk-free interest rate
Issue costs:
Significant unobservable input			0.82	0.82
Issued capital
EQUITY
Number of Ordinary shares issued | shares	2,288,889	1,300,000
Number of treasury shares sold | shares		300,000
Capital Increase				$ 32,138
Issue costs:
Payment to underwriter in cash				$ 1,437
Share options granted to underwriter | shares				819,000
Estimated liability for future cash payment to underwriter upon exercise of options by investors				$ 340
Payment in cash to other consultants				310
Total Issue costs				2,907
Fair Value of Liabilities			$ 7,164	7,164	$ 17,220
Financial expense recorded expenses in respect of the revaluation of the liability				$ 7,423	(9,700)
Increase in share price			10.00%	10.00%
Decrease in share price			10.00%	10.00%
Decrease in profit and loss before tax due to increase in share price				$ 2,779	3,702
Increase in profit and loss before tax due to increase in share price				$ (2,745)	(3,600)
Issued capital | Underwriters
Movements in Share Options:
Exercise of share options | shares				0
Number of Options Granted to Acquire Units | shares				97,222
Number of Ordinary Shares in an Unit | shares				1
Number of options in an Unit | shares				0.5
Number of ordinary shares toa acquire each option | shares				1
Exercise price of option | (per share)			$ (11)	$ (11.93)
Number of estimated units to be issued | shares				59,414
Fair value of the options to acquire Units			$ 1,002	$ 1,002
Future Payment Liability					$ 416
Issued capital | Black and Scholes model | Expected average life of options | Minimum
Issue costs:
Significant unobservable input | Y					1.06
Issued capital | Black and Scholes model | Expected average life of options | Maximum
Issue costs:
Significant unobservable input | Y					1.13
Issued capital | Black and Scholes model | Share price
Issue costs:
Significant unobservable input			14.80	14.80	19.10
Issued capital | Monte Carlo model | Expected dividend
Issue costs:
Significant unobservable input			43.15	43.15	38.7
Issued capital | Monte Carlo model | Risk-free interest rate
Issue costs:
Significant unobservable input			0.82	0.82	0
Issued capital | Monte Carlo model | Expected average life of options
Issue costs:
Significant unobservable input | Y			0.21	0.21	1.21
Issued capital | Monte Carlo model | Share price
Issue costs:
Significant unobservable input			14.80	14.80	19.10
Issued capital | Share options | Expected dividend
Issue costs:
Significant unobservable input					0